UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

________

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.

Law Offices of DT Chisolm, P.C.

11524 C Providence Road, Suite 236

Charlotte, NC 28277

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2013

Date of reporting period: August 31, 2013

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)	August 31, 2013

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 103.9%

Basic Materials — 5.0%
Alliance Resource Partners	11,546	$869,183
Natural Resource Partners	37,770	740,670
PVR Partners	65,197	1,513,222
		3,123,075
Oil & Gas — 98.9%
Access Midstream Partners	60,423	2,755,893
AmeriGas Partners	35,068	1,490,390
Atlas Pipeline Partners	31,843	1,235,508
Boardwalk Pipeline Partners	64,735	1,945,934
Buckeye Partners	54,150	3,790,500
Cheniere Energy Partners	37,451	989,455
El Paso Pipeline Partners	71,021	2,963,706
Enbridge Energy Partners	111,594	3,327,733
Energy Transfer Partners	66,071	3,387,460
Enterprise Products Partners	55,392	3,291,393
EV Energy Partner	22,837	833,322
Genesis Energy	33,782	1,644,170
Inergy	104,239	1,432,244
Kinder Morgan Energy Partners	36,989	3,016,823
Magellan Midstream Partners	63,518	3,446,487
MarkWest Energy Partners	53,364	3,564,182
Northern Tier Energy	17,257	359,463
NuStar Energy	41,933	1,749,025
ONEOK Partners	58,214	2,886,832
Plains All American Pipeline	58,030	2,933,997
Regency Energy Partners	75,485	2,040,360
Spectra Energy Partners	23,099	962,766
Suburban Propane Partners	30,726	1,407,251
Sunoco Logistics Partners	38,919	2,500,157
Targa Resources Partners	49,649	2,425,850
TC Pipelines	20,246	978,287
Western Gas Partners	30,384	1,796,910
Williams Partners	65,046	3,208,719
		62,364,817
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $61,361,495)		65,487,892

Schedule of Investments (Unaudited)	August 31, 2013

Global X MLP ETF

	Face Amount	Value
TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 09/03/13
(Cost $120,755)	$120,755	$120,755
TOTAL INVESTMENTS — 104.1%
(Cost $61,482,250)††		$65,608,647

Percentages are based on Net Assets of $63,037,599.

††	At August 31, 2013, the tax basis cost of the Fund's investments was $61,482,250, and the unrealized appreciation and depreciation were $5,721,856 and $(1,595,459) respectively.

The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$65,487,892	$—	$—	$65,487,892
Time Deposit	—	120,755	—	120,755
Total Investments in Securities	$65,487,892	$120,755	$—	$65,608,647

For the period ended August 31, 2013, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For the period ended August 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	August 31, 2013

Global X Junior MLP ETF

	Shares/Face
	Amount	Value
MASTER LIMITED PARTNERSHIPS — 101.6%
Basic Materials — 5.8%
Alliance Resource Partners	8,907	$670,519
Oil & Gas — 95.8%
Atlas Pipeline Partners	25,406	985,753
Atlas Resource Partners	11,735	243,501
BreitBurn Energy Partners	42,267	746,858
Crestwood Midstream Partners	13,324	345,624
Crosstex Energy	21,743	407,029
Dorchester Minerals	11,860	284,521
Eagle Rock Energy Partners	51,298	315,483
Equities Midstream Partners	12,812	613,567
EV Energy Partner	18,226	665,067
Exterran Partners	16,871	471,207
Global Partners	7,077	239,132
Holly Energy Partners	14,214	505,023
Legacy Reserves	19,877	536,281
Memorial Production Partners	15,256	308,781
Niska Gas Storage Partners, Cl U	30,229	427,740
PAA Natural Gas Storage	19,442	436,862
PetroLogistics	13,907	167,023
Pioneer Southwest Energy Partners	7,433	304,010
QR Energy	25,204	414,858
Rhino Resource Partners	6,373	80,555
Southcross Energy Partners	9,375	176,344
Suburban Propane Partners	24,298	1,112,848
Tesoro Logistics	18,741	1,004,518
Transmontaigne Partners	6,326	261,707
		11,054,292
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $11,748,514)		11,724,811

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 09/03/13
(Cost $5,091)	$5,091	5,091
TOTAL INVESTMENTS — 101.6%
(Cost $11,753,605)††		$11,729,902

Percentages are based on Net Assets of $11,548,731.

Schedule of Investments (Unaudited)	August 31, 2013

Global X Junior MLP ETF

††	At August 31, 2013, the tax basis cost of the Fund's investments was $11,753,605, and the unrealized appreciation and depreciation were $673,303 and $(697,006) respectively.

Cl — Class

The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$11,724,811	$—	$—	$11,724,811
Time Deposit	—	5,091	—	5,091
Total Investments in Securities	$11,724,811	$5,091	$—	$11,729,902

For the period ended August 31, 2013, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For the period ended August 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	August 31, 2013

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 75.6%

Oil & Gas — 75.6%
Cheniere Energy *	25,410	$711,226
Crosstex Energy	20,592	401,750
Enbridge	33,572	1,374,773
Enbridge Energy Management	13,816	414,342
EQT	12,474	1,069,271
Kinder Morgan	39,600	1,502,028
Kinder Morgan Management *	9,240	737,722
ONEOK	14,190	729,933
SemGroup, Cl A	13,134	695,314
Spectra Energy	32,054	1,061,308
Targa Resources	10,890	741,500
TransCanada	32,296	1,408,752
Williams	36,476	1,321,890
TOTAL COMMON STOCK
(Cost $12,363,249)		12,169,809

MASTER LIMITED PARTNERSHIPS — 24.2%

Basic Materials — 0.4%
PVR Partners	2,552	59,232
Oil & Gas — 23.8%
Access Midstream Partners	2,046	93,318
Atlas Pipeline Partners	1,958	75,970
Boardwalk Pipeline Partners	3,234	97,214
Buckeye Partners	2,684	187,880
Cheniere Energy Partners	924	24,412
El Paso Pipeline Partners	3,674	153,316
Energy Transfer Partners	7,524	385,756
Enterprise Products Partners	12,122	720,289
Genesis Energy	1,760	85,659
Magellan Midstream Partners	6,402	347,373
MarkWest Energy Partners	3,454	230,693
NuStar Energy	2,068	86,256
ONEOK Partners	3,586	177,830
Plains All American Pipeline	7,304	369,290
Regency Energy Partners	4,444	120,121
Spectra Energy Partners	1,320	55,018
Sunoco Logistics Partners	1,936	124,369
Targa Resources Partners	2,618	127,915
TC Pipelines	1,254	60,593
Western Gas Partners	1,716	101,484

Schedule of Investments (Unaudited)	August 31, 2013

Global X MLP & Energy Infrastructure ETF

	Shares/Face
	Amount	Value
MASTER LIMITED PARTNERSHIPS — continued

Oil & Gas — continued
Williams Partners	4,378	$215,967
		3,840,723
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $3,979,556)		3,899,955

U.S. TREASURY OBLIGATION — 13.7%
U.S. Treasury Bills
0.010%, 09/12/13
(Cost $2,199,993)	$2,200,000	2,199,994
TOTAL INVESTMENTS — 113.5%
(Cost $18,542,798)††		$18,269,758

Percentages are based on Net Assets of $16,100,832.

*	Non-income producing security.

††	At August 31, 2013, the tax basis cost of the Fund's investments was $18,542,798, and the unrealized appreciation and depreciation were $64,388 and $(337,428) respectively.

Cl — Class

The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,169,809	$—	$—	$12,169,809
Master Limited Partnerships	3,899,955	—	—	3,899,955
U.S. Treasury Obligation	—	2,199,994	—	2,199,994
Total Investments in Securities	$16,069,764	$2,199,994	$—	$18,269,758

For the period ended August 31, 2013, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For the period ended August 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-005-0300

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama___________________________
Bruno del Ama
President

Date: October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama___________________________
Bruno del Ama
President

Date: October 28, 2013

By (Signature and Title)*	/s/ Jose C. Gonzalez___________________________
Jose C. Gonzalez
Chief Financial Officer

Date: October 28, 2013

* Print the name and title of each signing officer under his or her signature.